CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income for the period	$ 86,055,428	$ 62,539,743	$ 94,441,246	$ 63,252,540
Adjustments to reconcile net income for the period to net cash from operations:
Depreciation	1,768,047	995,408	1,496,551	443,361
Amortization	1,619,267	1,469,457	2,006,146	1,934,909
Common stock issued for services	255,033	271,800	405,236	2,229,657
Gain on extinguishment of debts	(275,086)	(1,212,010)	(1,318,947)	(1,666,386)
Loss on disposal of property, plant and equipment			136	0
Other amortized cost	229,857	14,152	57,278	0
Changes in operating assets and liabilities:
Decrease/(increase) in inventories	(29,291,689)	(818,748)	8,966,552	(10,037,494)
(Increase) decrease in cost and estimated earnings in excess of billings on uncompleted contacts	(560,991)	577,059	1,673,584	(1,880,776)
Increase in deposits and prepaid expenses	(583,670)	(37,090,703)	(22,827,646)	(28,276,491)
(Decrease)/increase in due to a director	2,450,751	1,640,331	(1,555,036)	12,239,470
Increase in accounts payable and accrued expenses	5,361,625	2,468,434	5,292,551	3,330,443
Increase in other payables	12,415,301	17,952,791	22,144,941	1,482,417
Increase in accounts receivable	(40,715,939)	(6,742,274)	(29,069,592)	(18,142,198)
Increase (decrease) in billings in excess of costs and estimated earnings on uncompleted contracts	226,476	(376,629)	356,872	827,965
Decrease in amount due to related parties			0	(867,413)
Decrease in amount due from related parties			0	15,820,752
Increase in other receivables	(12,692,737)	(3,623,402)	2,171,477	3,734,623
Net cash provided by operating activities	26,261,673	38,065,409	84,241,349	44,425,379
Cash flows from investing activities
Purchases of property and equipment	(3,418,741)	(4,188,660)	(7,002,878)	(10,756,744)
Payment for investment in future Sino Joint Venture companies			(35,078,923)	(6,030,785)
Acquisition of proprietary technologies			0	(1,500,000)
Net cash outflow from business combination of a subsidiaries less cash acquired			0	(6,893,349)
Payment for construction in progress	(22,227,905)	(31,494,031)	(51,226,616)	(19,185,878)
Acquisition of land use rights	0	(489,904)
Net cash used in investing activities	(25,646,646)	(36,172,595)	(93,308,417)	(44,366,756)
Cash flows from financing activities
Net proceeds from convertible note payable	5,237,000	0
Proceeds from long term debts	2,436,193	0	0	175,006
Proceeds from short term debt			4,100,377	3,181,927
Repayment of short term debt	(4,100,377)	(742,109)	(3,181,927)	0
Non-controlling interest contribution			0	3,634,064
Net proceeds of bonds payable	0	339,884	940,000	0
Dividends paid	0	(951,308)	(951,308)	(134,631)
Net cash provided by (used in) financing activities	3,572,816	(1,353,533)	907,142	6,856,366
Effects on exchange rate changes on cash	(823,960)	624,869	1,062,935	121,368
(Decrease)/increase in cash and cash equivalents	3,363,883	1,164,150	(7,096,991)	7,036,357
Cash and cash equivalents, beginning of period	1,327,274	8,424,265	8,424,265	1,387,908
Cash and cash equivalents, end of period	4,691,157	9,588,415	1,327,274	8,424,265
Supplementary disclosures of cash flow information:
Cash paid for interest	422,058	398,386	393,592	282,320
Cash paid for income taxes	0	0	0	0
Non - cash transactions
Common stock issued for settlement of debts	12,006,374	13,782,651	16,711,685	17,863,417
Common stock issued for services and compensation	2,519,232	133,744	133,744	362,400
Series B convertible preferred stock cancelled	0	(3,000)	(3,000)	3,000
Transfer to land use rights from construction in progress			20,726,266	528,451
Transfer to land use rights from deposits and prepaid expenses			4,404,179	0
Transfer to construction in progress from deposits and prepaid expenses			4,141,872	0
Transfer to proprietary technologies from deposits and prepaid expenses			4,390,043	0
Transfer to property and equipment from land use rights			0	6,419,170
Transfer construction in progress to property and equipment	13,136,410	14,406,643
Transfer deposits and prepaid expenses to property and equipment	$ 513,272	$ 0	$ 308,299	$ 0